UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 24.8%
Large-Cap 23.4%
Schwab U.S. Large-Cap ETF	88,190	5,264,943
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	5,087	308,679
		5,573,622

International Stocks 9.6%
Developed-Market Large-Cap 9.6%
Schwab International Equity ETF	76,291	2,162,850

Real Assets 1.7%
Real Estate 1.7%
Schwab U.S. REIT ETF	10,055	387,218

Fixed Income 56.6%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF	26,738	1,423,799
Intermediate-Term Bond 41.8%
Schwab U.S. Aggregate Bond ETF	185,763	9,397,750
Treasury Bond 8.5%
Schwab Short-Term U.S. Treasury ETF	38,121	1,902,619
		12,724,168

Security	Number of Shares	Value ($)
Money Market Fund 6.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	1,400,922	1,401,202
Total Affiliated Underlying Funds
(Cost $22,715,767)		22,249,060
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
1.77%, 01/02/19 (b)	93,037	93,037
Total Short-Term Investment
(Cost $93,037)		93,037
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	41,250	43,708	(8,667)	76,291	($303,852)	($24,382)	$66,205
Schwab Short-Term U.S. Treasury ETF	24,566	17,251	(3,696)	38,121	8,746	(2,193)	23,523
Schwab U.S. Aggregate Bond ETF	115,205	93,098	(22,540)	185,763	31,946	(43,541)	167,562
Schwab U.S. Large-Cap ETF	52,422	50,592	(14,824)	88,190	(309,511)	(19,970)	68,112
Schwab U.S. REIT ETF	6,822	4,563	(1,330)	10,055	(7,951)	62	9,420
Schwab U.S. Small-Cap ETF	2,960	2,552	(425)	5,087	(42,411)	(1,117)	3,159
Schwab U.S. TIPS ETF	16,444	12,293	(1,999)	26,738	(27,272)	(3,940)	27,986
Schwab Variable Share Price Money Fund, Ultra Shares	820,069	1,880,543	(1,299,690)	1,400,922	204	(42)	15,337
Total					($650,101)	($95,123)	$381,304
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$22,249,060	$—	$—	$22,249,060
Short-Term Investment[1]	—	93,037	—	93,037
Total	$22,249,060	$93,037	$—	$22,342,097
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 26.1%
Large-Cap 24.5%
Schwab U.S. Large-Cap ETF	156,699	9,354,930
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	9,735	590,720
		9,945,650

International Stocks 10.7%
Developed-Market Large-Cap 10.7%
Schwab International Equity ETF	143,301	4,062,583

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	18,033	694,451

Fixed Income 54.7%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	43,531	2,318,026
Intermediate-Term Bond 40.5%
Schwab U.S. Aggregate Bond ETF	305,073	15,433,643
Treasury Bond 8.1%
Schwab Short-Term U.S. Treasury ETF	61,734	3,081,144
		20,832,813

Security	Number of Shares	Value ($)
Money Market Fund 5.8%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	2,213,951	2,214,393
Total Affiliated Underlying Funds
(Cost $38,646,290)		37,749,890
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
National Australia Bank
1.77%, 01/02/19 (b)	236,334	236,334
Total Short-Term Investment
(Cost $236,334)		236,334
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	64,837	92,822	(14,358)	143,301	($538,236)	($34,417)	$118,250
Schwab Short-Term U.S. Treasury ETF	32,941	33,952	(5,159)	61,734	14,811	(3,373)	32,786
Schwab U.S. Aggregate Bond ETF	159,635	179,967	(34,529)	305,073	85,807	(61,593)	240,139
Schwab U.S. Large-Cap ETF	79,509	100,042	(22,852)	156,699	(624,412)	(15,333)	109,233
Schwab U.S. REIT ETF	10,250	9,249	(1,466)	18,033	(19,660)	379	15,785
Schwab U.S. Small-Cap ETF	4,561	6,014	(840)	9,735	(81,172)	3,578	5,382
Schwab U.S. TIPS ETF	22,373	24,154	(2,996)	43,531	(36,943)	(4,750)	39,690
Schwab Variable Share Price Money Fund, Ultra Shares	1,033,458	3,279,953	(2,099,460)	2,213,951	24	197	20,130
Total					($1,199,781)	($115,312)	$581,395
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$37,749,890	$—	$—	$37,749,890
Short-Term Investment[1]	—	236,334	—	236,334
Total	$37,749,890	$236,334	$—	$37,986,224
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 30.0%
Large-Cap 28.0%
Schwab U.S. Large-Cap ETF	478,168	28,546,630
Small-Cap 2.0%
Schwab U.S. Small-Cap ETF	33,772	2,049,285
		30,595,915

International Stocks 13.7%
Developed-Market Large-Cap 12.5%
Schwab International Equity ETF	448,999	12,729,122
Emerging-Market 1.2%
Schwab Emerging Markets Equity ETF	50,327	1,184,194
		13,913,316

Real Assets 2.3%
Real Estate 2.3%
Schwab U.S. REIT ETF	59,297	2,283,527

Fixed Income 48.2%
Inflation-Protected Bond 4.3%
Schwab U.S. TIPS ETF	81,759	4,353,667
Intermediate-Term Bond 37.9%
Schwab U.S. Aggregate Bond ETF	763,613	38,631,181
Security	Number of Shares	Value ($)
Treasury Bond 6.0%
Schwab Short-Term U.S. Treasury ETF	123,467	6,162,238
		49,147,086

Money Market Fund 4.6%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	4,724,744	4,725,689
Total Affiliated Underlying Funds
(Cost $104,504,583)		100,665,533
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
BNP Paribas
1.77%, 01/02/19 (b)	455,521	455,521
Total Short-Term Investment
(Cost $455,521)		455,521
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	29,508	23,444	(2,625)	50,327	($190,712)	($11,262)	$31,857
Schwab International Equity ETF	264,485	205,138	(20,624)	448,999	(2,167,258)	(30,290)	381,663
Schwab Short-Term U.S. Treasury ETF	86,024	41,860	(4,417)	123,467	20,456	(2,729)	86,543
Schwab U.S. Aggregate Bond ETF	527,041	297,914	(61,342)	763,613	(54,058)	(110,826)	801,156
Schwab U.S. Large-Cap ETF	313,673	194,563	(30,068)	478,168	(1,970,581)	15,554	421,252
Schwab U.S. REIT ETF	43,224	18,535	(2,462)	59,297	(30,469)	3,860	61,753
Schwab U.S. Small-Cap ETF	20,125	14,816	(1,169)	33,772	(299,425)	2,518	20,983
Schwab U.S. TIPS ETF	54,639	27,121	(1)	81,759	(117,516)	(2)	96,200
Schwab Variable Share Price Money Fund, Ultra Shares	3,106,284	4,117,710	(2,499,250)	4,724,744	413	120	66,891
Total					($4,809,150)	($133,057)	$1,968,298
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$100,665,533	$—	$—	$100,665,533
Short-Term Investment[1]	—	455,521	—	455,521
Total	$100,665,533	$455,521	$—	$101,121,054
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 37.5%
Large-Cap 34.7%
Schwab U.S. Large-Cap ETF	716,423	42,770,453
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	58,085	3,524,598
		46,295,051

International Stocks 18.2%
Developed-Market Large-Cap 15.9%
Schwab International Equity ETF	690,604	19,578,623
Emerging-Market 2.3%
Schwab Emerging Markets Equity ETF	120,617	2,838,118
		22,416,741

Real Assets 2.9%
Real Estate 2.9%
Schwab U.S. REIT ETF	94,858	3,652,982

Fixed Income 37.1%
Inflation-Protected Bond 1.5%
Schwab U.S. TIPS ETF	36,089	1,921,739
Intermediate-Term Bond 32.3%
Schwab U.S. Aggregate Bond ETF	786,722	39,800,266
Treasury Bond 3.3%
Schwab Short-Term U.S. Treasury ETF	80,639	4,024,693
		45,746,698

Security	Number of Shares	Value ($)
Money Market Fund 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	3,942,776	3,943,564
Total Affiliated Underlying Funds
(Cost $127,294,819)		122,055,036
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Brown Brothers Harriman
1.77%, 01/02/19 (b)	4,893	4,893
Citibank
1.77%, 01/02/19 (b)	1,200,086	1,200,086
Total Short-Term Investments
(Cost $1,204,979)		1,204,979
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	68,852	56,543	(4,778)	120,617	($481,039)	($17,776)	$76,351
Schwab International Equity ETF	400,683	328,109	(38,188)	690,604	(3,296,224)	(80,665)	581,206
Schwab Short-Term U.S. Treasury ETF	55,539	30,518	(5,418)	80,639	17,244	(3,699)	55,799
Schwab U.S. Aggregate Bond ETF	532,374	331,972	(77,624)	786,722	637	(159,298)	812,781
Schwab U.S. Large-Cap ETF	462,658	310,114	(56,349)	716,423	(2,952,479)	(97,398)	617,787
Schwab U.S. REIT ETF	65,882	33,072	(4,096)	94,858	(32,903)	2,233	92,582
Schwab U.S. Small-Cap ETF	34,018	24,067	—	58,085	(527,127)	—	35,602
Schwab U.S. TIPS ETF	21,465	14,625	(1)	36,089	(46,983)	(3)	39,471
Schwab Variable Share Price Money Fund, Ultra Shares	2,549,930	5,391,876	(3,999,030)	3,942,776	608	(245)	51,358
Total					($7,318,266)	($356,851)	$2,362,937
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$122,055,036	$—	$—	$122,055,036
Short-Term Investments[1]	—	1,204,979	—	1,204,979
Total	$122,055,036	$1,204,979	$—	$123,260,015
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 42.9%
Large-Cap 39.2%
Schwab U.S. Large-Cap ETF	1,014,719	60,578,724
Small-Cap 3.7%
Schwab U.S. Small-Cap ETF	92,675	5,623,519
		66,202,243

International Stocks 21.8%
Developed-Market Large-Cap 18.5%
Schwab International Equity ETF	1,007,928	28,574,759
Emerging-Market 3.3%
Schwab Emerging Markets Equity ETF	219,744	5,170,576
		33,745,335

Real Assets 3.3%
Real Estate 3.3%
Schwab U.S. REIT ETF	131,981	5,082,588

Fixed Income 28.7%
Intermediate-Term Bond 26.8%
Schwab U.S. Aggregate Bond ETF	818,281	41,396,836
Treasury Bond 1.9%
Schwab Short-Term U.S. Treasury ETF	59,949	2,992,055
		44,388,891

Security	Number of Shares	Value ($)
Money Market Fund 2.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	3,392,557	3,393,236
Total Affiliated Underlying Funds
(Cost $161,196,845)		152,812,293
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas
1.77%, 01/02/19 (b)	1,284,672	1,284,672
Total Short-Term Investment
(Cost $1,284,672)		1,284,672
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	130,246	89,498	—	219,744	($900,172)	$—	$139,098
Schwab International Equity ETF	604,015	419,900	(15,987)	1,007,928	(4,814,183)	(70,297)	849,954
Schwab Short-Term U.S. Treasury ETF	41,080	18,869	—	59,949	8,177	—	40,968
Schwab U.S. Aggregate Bond ETF	564,261	303,787	(49,767)	818,281	(80,616)	(106,958)	860,220
Schwab U.S. Large-Cap ETF	682,954	377,115	(45,350)	1,014,719	(3,866,447)	(168,776)	892,455
Schwab U.S. REIT ETF	99,945	39,406	(7,370)	131,981	(26,236)	570	136,191
Schwab U.S. Small-Cap ETF	56,564	38,595	(2,484)	92,675	(790,165)	(17,502)	56,841
Schwab Variable Share Price Money Fund, Ultra Shares	2,142,501	4,349,436	(3,099,380)	3,392,557	519	(123)	48,690
Total					($10,469,123)	($363,086)	$3,024,417
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$152,812,293	$—	$—	$152,812,293
Short-Term Investment[1]	—	1,284,672	—	1,284,672
Total	$152,812,293	$1,284,672	$—	$154,096,965
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 47.0%
Large-Cap 42.8%
Schwab U.S. Large-Cap ETF	724,169	43,232,889
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	70,859	4,299,724
		47,532,613

International Stocks 24.9%
Developed-Market Large-Cap 20.7%
Schwab International Equity ETF	738,812	20,945,320
Emerging-Market 4.2%
Schwab Emerging Markets Equity ETF	179,741	4,229,306
		25,174,626

Real Assets 3.7%
Real Estate 3.7%
Schwab U.S. REIT ETF	96,422	3,713,211

Fixed Income 21.9%
Intermediate-Term Bond 20.7%
Schwab U.S. Aggregate Bond ETF	413,949	20,941,680
Treasury Bond 1.2%
Schwab Short-Term U.S. Treasury ETF	25,090	1,252,242
		22,193,922

Security	Number of Shares	Value ($)
Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	1,370,470	1,370,744
Total Affiliated Underlying Funds
(Cost $105,898,109)		99,985,116
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
National Australia Bank
1.77%, 01/02/19 (b)	668,386	668,386
Total Short-Term Investment
(Cost $668,386)		668,386
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	96,159	87,689	(4,107)	179,741	($681,263)	($23,083)	$113,776
Schwab International Equity ETF	383,351	366,558	(11,097)	738,812	(3,416,805)	(25,159)	607,308
Schwab Short-Term U.S. Treasury ETF	15,244	9,849	(3)	25,090	4,406	(2)	15,534
Schwab U.S. Aggregate Bond ETF	251,499	174,902	(12,452)	413,949	(29,432)	(23,437)	394,357
Schwab U.S. Large-Cap ETF	421,385	330,898	(28,114)	724,169	(3,059,822)	(68,437)	588,803
Schwab U.S. REIT ETF	62,299	39,061	(4,938)	96,422	(44,111)	(1,672)	93,155
Schwab U.S. Small-Cap ETF	40,161	30,698	—	70,859	(661,735)	—	43,084
Schwab Variable Share Price Money Fund, Ultra Shares	870,098	1,800,062	(1,299,690)	1,370,470	188	(80)	19,902
Total					($7,888,574)	($141,870)	$1,875,919
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$99,985,116	$—	$—	$99,985,116
Short-Term Investment[1]	—	668,386	—	668,386
Total	$99,985,116	$668,386	$—	$100,653,502
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 50.6%
Large-Cap 45.5%
Schwab U.S. Large-Cap ETF	834,053	49,792,964
Small-Cap 5.1%
Schwab U.S. Small-Cap ETF	92,974	5,641,662
		55,434,626

International Stocks 27.8%
Developed-Market Large-Cap 22.4%
Schwab International Equity ETF	865,555	24,538,484
Emerging-Market 5.4%
Schwab Emerging Markets Equity ETF	250,850	5,902,501
		30,440,985

Real Assets 4.0%
Real Estate 4.0%
Schwab U.S. REIT ETF	115,648	4,453,605

Fixed Income 15.7%
Intermediate-Term Bond 14.9%
Schwab U.S. Aggregate Bond ETF	322,292	16,304,752
Treasury Bond 0.8%
Schwab Short-Term U.S. Treasury ETF	17,159	856,406
		17,161,158

Security	Number of Shares	Value ($)
Money Market Fund 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	864,503	864,676
Total Affiliated Underlying Funds
(Cost $115,669,779)		108,355,050
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
National Australia Bank
1.77%, 01/02/19 (b)	859,619	859,619
Total Short-Term Investment
(Cost $859,619)		859,619
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	138,813	112,037	—	250,850	($1,000,858)	$—	$156,184
Schwab International Equity ETF	490,213	375,342	—	865,555	(4,233,057)	—	751,129
Schwab Short-Term U.S. Treasury ETF	10,935	6,224	—	17,159	2,737	—	11,140
Schwab U.S. Aggregate Bond ETF	208,398	123,777	(9,883)	322,292	(46,764)	(13,524)	324,920
Schwab U.S. Large-Cap ETF	523,634	319,751	(9,332)	834,053	(3,504,758)	(39,336)	717,228
Schwab U.S. REIT ETF	78,789	36,859	—	115,648	(59,481)	—	115,238
Schwab U.S. Small-Cap ETF	55,195	37,779	—	92,974	(850,328)	—	58,815
Schwab Variable Share Price Money Fund, Ultra Shares	450,766	513,717	(99,980)	864,503	49	(10)	13,569
Total					($9,692,460)	($52,870)	$2,148,223
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$108,355,050	$—	$—	$108,355,050
Short-Term Investment[1]	—	859,619	—	859,619
Total	$108,355,050	$859,619	$—	$109,214,669
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

U.S. Stocks 53.3%
Large-Cap 47.6%
Schwab U.S. Large-Cap ETF	513,148	30,634,935
Small-Cap 5.7%
Schwab U.S. Small-Cap ETF	60,501	3,671,201
		34,306,136

International Stocks 30.0%
Developed-Market Large-Cap 23.8%
Schwab International Equity ETF	541,103	15,340,270
Emerging-Market 6.2%
Schwab Emerging Markets Equity ETF	168,894	3,974,076
		19,314,346

Real Assets 4.2%
Real Estate 4.2%
Schwab U.S. REIT ETF	69,780	2,687,228

Fixed Income 11.1%
Intermediate-Term Bond 10.6%
Schwab U.S. Aggregate Bond ETF	134,924	6,825,805
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	6,585	328,657
		7,154,462

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	4,091	4,092
Total Affiliated Underlying Funds
(Cost $67,820,308)		63,466,264
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Citibank
1.77%, 01/02/19 (b)	625,517	625,517
JPMorgan Chase Bank
1.77%, 01/02/19 (b)	66,641	66,641
Total Short-Term Investments
(Cost $692,158)		692,158
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	97,243	82,757	(11,106)	168,894	($650,063)	($47,642)	$106,910
Schwab International Equity ETF	320,306	234,430	(13,633)	541,103	(2,663,936)	(31,146)	466,041
Schwab Short-Term U.S. Treasury ETF	3,713	2,872	—	6,585	1,235	—	4,101
Schwab U.S. Aggregate Bond ETF	90,058	53,040	(8,174)	134,924	(8,785)	(17,787)	137,954
Schwab U.S. Large-Cap ETF	337,491	199,299	(23,642)	513,148	(2,079,821)	(62,248)	446,102
Schwab U.S. REIT ETF	53,143	21,548	(4,911)	69,780	(17,594)	(3,692)	72,155
Schwab U.S. Small-Cap ETF	37,963	24,473	(1,935)	60,501	(549,199)	(8,141)	38,954
Schwab Variable Share Price Money Fund, Ultra Shares	—	753,906	(749,815)	4,091	—	(40)	4,156
Total					($5,968,163)	($170,696)	$1,276,373
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$63,466,264	$—	$—	$63,466,264
Short-Term Investments[1]	—	692,158	—	692,158
Total	$63,466,264	$692,158	$—	$64,158,422
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 54.5%
Large-Cap 48.3%
Schwab U.S. Large-Cap ETF	519,133	30,992,240
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	65,096	3,950,025
		34,942,265

International Stocks 31.5%
Developed-Market Large-Cap 24.8%
Schwab International Equity ETF	561,841	15,928,193
Emerging-Market 6.7%
Schwab Emerging Markets Equity ETF	182,838	4,302,178
		20,230,371

Real Assets 4.4%
Real Estate 4.4%
Schwab U.S. REIT ETF	73,166	2,817,623

Fixed Income 8.4%
Intermediate-Term Bond 8.1%
Schwab U.S. Aggregate Bond ETF	102,654	5,193,266
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	4,096	204,431
		5,397,697

Security	Number of Shares	Value ($)
Money Market Fund 0.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.45% (a)	102,444	102,465
Total Affiliated Underlying Funds
(Cost $68,849,017)		63,490,421
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
BNP Paribas
1.77%, 01/02/19 (b)	460,766	460,766
Total Short-Term Investment
(Cost $460,766)		460,766
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	88,901	93,937	—	182,838	($710,430)	$—	$115,736
Schwab International Equity ETF	278,260	283,713	(132)	561,841	(2,707,961)	(343)	478,882
Schwab Short-Term U.S. Treasury ETF	2,734	1,363	(1)	4,096	588	(1)	2,765
Schwab U.S. Aggregate Bond ETF	57,561	45,093	—	102,654	(15,543)	—	99,000
Schwab U.S. Large-Cap ETF	288,072	231,061	—	519,133	(2,275,060)	—	442,568
Schwab U.S. REIT ETF	45,467	27,699	—	73,166	(48,680)	—	73,206
Schwab U.S. Small-Cap ETF	33,895	31,201	—	65,096	(609,582)	—	40,713
Schwab Variable Share Price Money Fund, Ultra Shares	—	202,424	(99,980)	102,444	(10)	(10)	2,496
Total					($6,366,678)	($354)	$1,255,366
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$63,490,421	$—	$—	$63,490,421
Short-Term Investment[1]	—	460,766	—	460,766
Total	$63,490,421	$460,766	$—	$63,951,187
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 56.0%
Large-Cap 49.4%
Schwab U.S. Large-Cap ETF	283,058	16,898,562
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	36,947	2,241,944
		19,140,506

International Stocks 32.7%
Developed-Market Large-Cap 25.6%
Schwab International Equity ETF	308,183	8,736,988
Emerging-Market 7.1%
Schwab Emerging Markets Equity ETF	103,541	2,436,320
		11,173,308

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	41,324	1,591,387

Fixed Income 6.0%
Intermediate-Term Bond 5.8%
Schwab U.S. Aggregate Bond ETF	39,225	1,984,393
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	1,696	84,647
		2,069,040
Total Affiliated Underlying Funds
(Cost $36,677,924)		33,974,241
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
BNP Paribas
1.77%, 01/02/19 (a)	283,951	283,951
Total Short-Term Investment
(Cost $283,951)		283,951
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	45,056	66,015	(7,530)	103,541	($330,819)	($52,309)	$69,534
Schwab International Equity ETF	134,706	192,864	(19,387)	308,183	(1,380,862)	(119,314)	275,073
Schwab Short-Term U.S. Treasury ETF	704	992	—	1,696	373	—	945
Schwab U.S. Aggregate Bond ETF	19,710	22,114	(2,599)	39,225	2,954	(5,178)	35,768
Schwab U.S. Large-Cap ETF	138,325	158,221	(13,488)	283,058	(1,322,870)	(97,324)	233,606
Schwab U.S. REIT ETF	21,966	21,931	(2,573)	41,324	(37,768)	(3,672)	38,673
Schwab U.S. Small-Cap ETF	16,723	21,089	(865)	36,947	(367,042)	(7,746)	22,764
Total					($3,436,034)	($285,543)	$676,363
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$33,974,241	$—	$—	$33,974,241
Short-Term Investment[1]	—	283,951	—	283,951
Total	$33,974,241	$283,951	$—	$34,258,192
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of December 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 56.5%
Large-Cap 49.7%
Schwab U.S. Large-Cap ETF	350,021	20,896,254
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	46,971	2,850,200
		23,746,454

International Stocks 33.3%
Developed-Market Large-Cap 25.9%
Schwab International Equity ETF	382,955	10,856,774
Emerging-Market 7.4%
Schwab Emerging Markets Equity ETF	132,738	3,123,325
		13,980,099

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	51,663	1,989,542

Fixed Income 4.6%
Intermediate-Term Bond 4.5%
Schwab U.S. Aggregate Bond ETF	37,204	1,882,150
Security	Number of Shares	Value ($)
Treasury Bond 0.1%
Schwab Short-Term U.S. Treasury ETF	1,238	61,789
		1,943,939
Total Affiliated Underlying Funds
(Cost $45,046,596)		41,660,034
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
BNP Paribas
1.77%, 01/02/19 (a)	197,030	197,030
Total Short-Term Investment
(Cost $197,030)		197,030
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	63,815	71,791	(2,868)	132,738	($481,987)	($14,096)	$84,023
Schwab International Equity ETF	187,735	203,778	(8,558)	382,955	(1,782,344)	(24,591)	325,667
Schwab Short-Term U.S. Treasury ETF	750	488	—	1,238	176	—	821
Schwab U.S. Aggregate Bond ETF	20,623	16,581	—	37,204	(5,745)	—	35,422
Schwab U.S. Large-Cap ETF	190,996	166,410	(7,385)	350,021	(1,503,655)	(1,978)	294,738
Schwab U.S. REIT ETF	30,149	22,548	(1,034)	51,663	(30,791)	(37)	49,461
Schwab U.S. Small-Cap ETF	23,761	23,632	(422)	46,971	(433,305)	389	28,622
Total					($4,237,651)	($40,313)	$818,754
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2060 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$41,660,034	$—	$—	$41,660,034
Short-Term Investment[1]	—	197,030	—	197,030
Total	$41,660,034	$197,030	$—	$41,857,064
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260DEC18

Item 2.	Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	February 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	February 11, 2019

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	February 11, 2019